Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥	¥ 2,369,041,000		¥ 2,295,896,000		¥ 1,010,140,000
NIO Incentive Plans | US employees under 2016 Plan
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares	2,968,358		1,138,196
Granted | shares	1,190,820		2,353,714
Vested | shares	(574,621)		(291,069)
Forfeited | shares	(1,299,475)		(232,483)
Unvested, Ending Balance | shares	2,285,082		2,968,358		1,138,196
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares		$ 23.87		$ 41.93
Granted | $ / shares		10.02		16.00
Vested | $ / shares		23.97		36.44
Forfeited | $ / shares		20.66		29.70
Unvested, Ending Balance | $ / shares		16.45		23.87
NIO Incentive Plans | Non-US employees under 2017 and 2018 plan
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares	46,984,753		22,899,941
Granted | shares	23,749,757		31,944,551
Vested | shares	(9,789,008)		(4,687,528)
Forfeited | shares	(7,166,686)		(3,172,211)
Unvested, Ending Balance | shares	53,778,816		46,984,753		22,899,941
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares		22.88		33.02
Granted | $ / shares		8.67		15.12
Vested | $ / shares		23.32		34.49
Forfeited | $ / shares		18.79		28.42
Unvested, Ending Balance | $ / shares		$ 16.15		$ 22.88
Restricted shares | NIO Incentive Plans | US employees under 2016 Plan
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥	¥ 89,581,000		¥ 118,700,000		¥ 20,820,000
Unrecognized share-based compensation expenses, other than options | ¥	¥ 256,410,000	$ 256,410,000	¥ 428,463,000	$ 428,463,000
Weighted-average period for unrecognized expenses expected to be recognized	3 years 2 months 23 days		3 years 5 months 23 days
Restricted shares | NIO Incentive Plans | Non-US employees under 2017 and 2018 plan
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥	¥ 1,999,820,000		¥ 1,744,712,000		¥ 437,166,000
Unrecognized share-based compensation expenses, other than options | ¥	¥ 5,366,095,000	$ 5,366,095,000	¥ 6,525,925,000	$ 6,525,925,000
Weighted-average period for unrecognized expenses expected to be recognized	3 years 7 days		3 years 3 months 25 days